Warrants Presented at Fair Value (Details) - Schedule of Outstanding Warrants Classified as a Liability - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Outstanding Warrants One [Member]
Schedule of Outstanding Warrants Classified as a Liability [Line Items]
Outstanding (in Shares)			120,000
Exercise price (in Dollars per share)	[1]		$ 0.92
Issuance year			2014 years
Exercisable through	[2]
Fair value (in Dollars)	[3]		$ 1
Outstanding Warrants Two [Member]
Schedule of Outstanding Warrants Classified as a Liability [Line Items]
Outstanding (in Shares)			675,926
Exercise price (in Dollars per share)	[4]
Issuance year			2017 years
Exercisable through			2024 years
Fair value (in Dollars)	[3]		$ 14,785
Outstanding Warrants Three [Member]
Schedule of Outstanding Warrants Classified as a Liability [Line Items]
Outstanding (in Shares)			1,411,765
Exercise price (in Dollars per share)			$ 0.17
Issuance year			2019 years
Exercisable through			2024 years
Fair value (in Dollars)	[3]		$ 673
Outstanding Warrants Four [Member]
Schedule of Outstanding Warrants Classified as a Liability [Line Items]
Outstanding (in Shares)			2,207,691
Fair value (in Dollars)	[5]		$ 15,459
Outstanding Warrants Five [Member]
Schedule of Outstanding Warrants Classified as a Liability [Line Items]
Outstanding (in Shares)		120,000
Exercise price (in Dollars per share)	[6]	$ 0.92
Issuance year		2014 years
Exercisable through	[7]
Fair value (in Dollars)	[8]
Outstanding Warrants Six [Member]
Schedule of Outstanding Warrants Classified as a Liability [Line Items]
Outstanding (in Shares)		675,926
Exercise price (in Dollars per share)	[9]
Issuance year		2017 years
Exercisable through		2024 years
Fair value (in Dollars)	[8]	$ 1,926
Outstanding Warrants Seven [Member]
Schedule of Outstanding Warrants Classified as a Liability [Line Items]
Outstanding (in Shares)		1,411,765
Exercise price (in Dollars per share)		$ 0.17
Issuance year		2019 years
Exercisable through		2024 years
Fair value (in Dollars)	[8]
Outstanding Warrants Eight [Member]
Schedule of Outstanding Warrants Classified as a Liability [Line Items]
Outstanding (in Shares)		2,207,691
Fair value (in Dollars)	[10]	$ 1,926

[1]	Subject to changes as describe in the agreement.
[2]	M&A or qualified public offering as described in the agreement.
[3]	Issued in connection with the 2019, 2017 and 2014 arrangements.
[4]	Less than $0.01.
[5]	Contains warrants presented at fair value within non-current liabilities.
[6]	Subject to changes as describe in the agreement.
[7]	M&A or qualified public offering as described in the agreement.
[8]	Issued in connection with the 2019, 2017 and 2014 arrangements.
[9]	Less than $0.01.
[10]	Contains warrants presented at fair value within current liabilities.